Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2025 Fund
June 30, 2025
AFF25-NPRT1-0825
1.818367.120
Bond Funds - 44.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	96,150	962,457
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	26,682,344	205,720,871
Fidelity Series Emerging Markets Debt Fund (b)	1,244,309	10,078,906
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	338,456	3,252,564
Fidelity Series Floating Rate High Income Fund (b)	196,473	1,740,749
Fidelity Series High Income Fund (b)	1,236,597	10,882,056
Fidelity Series International Credit Fund (b)	217,648	1,841,303
Fidelity Series International Developed Markets Bond Index Fund (b)	11,203,900	97,698,007
Fidelity Series Investment Grade Bond Fund (b)	50,633,994	511,403,344
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,857,303	85,312,292
Fidelity Series Real Estate Income Fund (b)	195,327	1,957,178
TOTAL BOND FUNDS (Cost $1,051,920,166)		930,849,727

Domestic Equity Funds - 30.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	5,518,320	93,369,979
Fidelity Advisor Series Growth Opportunities Fund (b)	3,653,878	66,025,567
Fidelity Series All-Sector Equity Fund (b)	3,266,701	43,283,791
Fidelity Series Commodity Strategy Fund (b)	41,450	3,767,021
Fidelity Series Intrinsic Opportunities Fund (b)	1,379,580	15,175,385
Fidelity Series Large Cap Stock Fund (b)	4,870,699	126,102,405
Fidelity Series Large Cap Value Index Fund (b)	709,918	12,246,084
Fidelity Series Opportunistic Insights Fund (b)	2,978,621	80,571,709
Fidelity Series Small Cap Core Fund (b)	296,723	3,459,793
Fidelity Series Small Cap Discovery Fund (b)	1,043,892	11,305,348
Fidelity Series Small Cap Opportunities Fund (b)	1,509,734	22,057,213
Fidelity Series Stock Selector Large Cap Value Fund (b)	5,203,626	73,683,344
Fidelity Series Value Discovery Fund (b)	4,534,873	73,328,902
TOTAL DOMESTIC EQUITY FUNDS (Cost $368,410,317)		624,376,541

International Equity Funds - 24.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,011,324	36,988,255
Fidelity Series Emerging Markets Fund (b)	3,218,698	32,862,908
Fidelity Series Emerging Markets Opportunities Fund (b)	6,156,860	131,879,938
Fidelity Series International Growth Fund (b)	4,704,350	93,381,357
Fidelity Series International Small Cap Fund (b)	1,352,955	26,842,632
Fidelity Series International Value Fund (b)	6,060,868	92,549,459
Fidelity Series Overseas Fund (b)	5,751,797	93,179,110
Fidelity Series Select International Small Cap Fund (b)	124,639	1,660,198
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $297,010,720)		509,343,857

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	550,000	549,424
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	910,000	908,326
US Treasury Bills 0% 7/24/2025 (d)	4.24	3,010,000	3,001,990
US Treasury Bills 0% 7/31/2025 (d)	4.23	1,960,000	1,953,194
US Treasury Bills 0% 8/14/2025 (d)	4.32	30,000	29,842
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,442,670)			6,442,776

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,975,559)	4.32	3,974,764	3,975,559

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,727,759,432)	2,074,988,460
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,035,866)
NET ASSETS - 100.0%	2,073,952,594

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	179	Sep 2025	24,001,215	205,473	205,473
ICE MSCI Emerging Markets Index Contracts (United States)	152	Sep 2025	9,374,600	188,981	188,981

TOTAL EQUITY CONTRACTS					394,454

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	524	Sep 2025	58,745,313	1,316,191	1,316,191
CBOT US Treasury Long Bond Contracts (United States)	190	Sep 2025	21,909,375	908,298	908,298

TOTAL INTEREST RATE CONTRACTS					2,224,489

TOTAL PURCHASED					2,618,943

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	135	Sep 2025	42,212,813	(1,492,416)	(1,492,416)

TOTAL FUTURES CONTRACTS					1,126,527
The notional amount of futures purchased as a percentage of Net Assets is 5.6%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,683,739.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,676,242	12,027,029	16,727,712	48,724	-	-	3,975,559	3,974,764	0.0%
Total	8,676,242	12,027,029	16,727,712	48,724	-	-	3,975,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	90,913,943	307,428	11,644,292	-	(72,730)	13,865,630	93,369,979	5,518,320
Fidelity Advisor Series Growth Opportunities Fund	63,301,015	188,164	10,989,299	-	2,540,015	10,985,672	66,025,567	3,653,878
Fidelity Advisor Series Small Cap Fund	300,827	-	293,494	-	19,012	(26,345)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,012,677	6,683	62,605	3,746	1,741	3,961	962,457	96,150
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	201,329,954	15,527,324	10,078,449	774,052	(1,791,956)	733,998	205,720,871	26,682,344
Fidelity Series All-Sector Equity Fund	40,147,915	959,538	3,577,347	-	12,818	5,740,867	43,283,791	3,266,701
Fidelity Series Canada Fund	33,389,255	308,246	1,646,539	-	442,968	4,494,325	36,988,255	2,011,324
Fidelity Series Commodity Strategy Fund	4,076,568	11,744	193,411	-	10,791	(138,671)	3,767,021	41,450
Fidelity Series Emerging Markets Debt Fund	10,270,675	182,845	531,884	150,547	(114,235)	271,505	10,078,906	1,244,309
Fidelity Series Emerging Markets Debt Local Currency Fund	3,145,910	8,220	135,388	-	(14,949)	248,771	3,252,564	338,456
Fidelity Series Emerging Markets Fund	31,755,355	91,447	2,531,154	-	152,717	3,394,543	32,862,908	3,218,698
Fidelity Series Emerging Markets Opportunities Fund	127,100,048	366,753	10,248,510	-	1,981,820	12,679,827	131,879,938	6,156,860
Fidelity Series Floating Rate High Income Fund	1,792,568	41,477	96,707	35,604	(11,176)	14,587	1,740,749	196,473
Fidelity Series High Income Fund	10,886,717	209,396	522,214	177,685	(40,606)	348,763	10,882,056	1,236,597
Fidelity Series International Credit Fund	1,803,123	22,781	-	22,781	-	15,399	1,841,303	217,648
Fidelity Series International Developed Markets Bond Index Fund	96,746,667	4,364,688	4,639,061	469,389	(437,284)	1,662,997	97,698,007	11,203,900
Fidelity Series International Growth Fund	85,205,978	4,484,379	6,135,485	-	895,044	8,931,441	93,381,357	4,704,350
Fidelity Series International Small Cap Fund	27,322,346	66,912	5,238,407	-	1,962,634	2,729,147	26,842,632	1,352,955
Fidelity Series International Value Fund	95,910,186	268,680	14,552,823	-	5,686,286	5,237,130	92,549,459	6,060,868
Fidelity Series Intrinsic Opportunities Fund	15,515,654	43,226	1,329,825	-	(98,004)	1,044,334	15,175,385	1,379,580
Fidelity Series Investment Grade Bond Fund	497,814,722	34,789,454	22,677,058	5,300,464	(2,033,709)	3,509,935	511,403,344	50,633,994
Fidelity Series Large Cap Stock Fund	123,233,514	359,080	15,419,138	-	6,118,669	11,810,280	126,102,405	4,870,699
Fidelity Series Large Cap Value Index Fund	12,147,653	218,634	560,841	-	132,588	308,050	12,246,084	709,918
Fidelity Series Long-Term Treasury Bond Index Fund	87,573,910	4,117,824	4,198,562	805,377	(1,376,363)	(804,517)	85,312,292	15,857,303
Fidelity Series Opportunistic Insights Fund	78,039,822	229,099	10,900,100	-	4,605,547	8,597,341	80,571,709	2,978,621
Fidelity Series Overseas Fund	87,897,270	283,672	6,115,912	-	2,025,719	9,088,361	93,179,110	5,751,797
Fidelity Series Real Estate Income Fund	2,011,473	34,717	96,720	28,831	(467)	8,175	1,957,178	195,327
Fidelity Series Select International Small Cap Fund	368,245	1,123,554	38,174	-	1,621	204,952	1,660,198	124,639
Fidelity Series Small Cap Core Fund	3,400,715	9,947	197,550	-	(42,197)	288,878	3,459,793	296,723
Fidelity Series Small Cap Discovery Fund	11,307,325	254,764	872,397	193,275	(64,829)	680,485	11,305,348	1,043,892
Fidelity Series Small Cap Opportunities Fund	22,224,885	62,713	2,224,387	-	894,781	1,099,221	22,057,213	1,509,734
Fidelity Series Stock Selector Large Cap Value Fund	71,832,867	2,277,447	3,272,344	-	(30,067)	2,875,441	73,683,344	5,203,626
Fidelity Series Value Discovery Fund	74,262,658	259,860	3,332,694	-	417,464	1,721,614	73,328,902	4,534,873
	2,014,042,440	71,480,696	154,352,771	7,961,751	21,773,663	111,626,097	2,064,570,125

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.